Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
D.	PROPERTY AND EQUIPMENT:

Property and Equipment consists of the following as of:

	March 31,	December 31,
	2022	2021
Leasehold Improvements	$5,664	$5,664
Office Furniture and Equipment	432,255	410,030
Software	1,041,351	975,952
Transportation Equipment	62,424	62,424
	1,541,694	1,454,070
Accumulated Depreciation	(891,509)	(838,233)
	$650,185	$615,837

D.	PROPERTY AND EQUIPMENT:

Property and Equipment consists of the following as of:

	December 31,	December 31,
	2021	2020
Leasehold Improvements	$5,664	$5,664
Office Furniture and Equipment	410,030	342,692
Software	975,952	654,340
Transportation Equipment	62,424	62,424
	1,454,070	1,065,120
Accumulated Depreciation	(838,233)	(615,148)
	$615,837	$449,972